Intangible assets	12 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Intangible assets	9. Intangible assets
Accounting policies
Acquired intangible assets are held on the consolidated balance sheet at cost less accumulated amortisation and impairment losses.
Acquired brands and other intangible assets are initially recognised at fair value if they are controlled through contractual or other legal rights, or are separable from the rest of the business, and the fair value can be reliably measured. Where these assets are regarded as having indefinite useful economic lives, they are not amortised.
Goodwill represents the excess of the aggregate of the consideration transferred, the value of any non-controlling interests and the fair value of any previously held equity interest in the subsidiary acquired over the fair value of the identifiable net assets. Goodwill arising on acquisitions prior to 1 July 1998 was eliminated against reserves, and this goodwill has not been reinstated. Goodwill arising subsequent to 1 July 1998 has been capitalised.
Amortisation and impairment of intangible assets is based on their useful economic lives and they are amortised on a straight-line basis and reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable.
Goodwill and intangible assets that are regarded as having indefinite useful economic lives are not amortised and are reviewed for impairment at least annually or when there is an indication that the assets may be impaired. Impairment reviews compare the net carrying value with the recoverable amount (where recoverable amount is the higher of fair value less costs of disposal and value in use) and in case the net carrying value exceeds the recoverable amount, an impairment charge is recognised. Amortisation and any impairment write downs are charged to other operating expenses in the income statement. It is reviewed at each reporting date whether there is any indication that an impairment loss recognised in prior periods for an asset other than goodwill either no longer exists or has decreased. Reversal of impairment loss is considered if the recoverable amount of the assets is constantly and significantly above the carrying value over an extended period. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the asset in prior years. Any reversal of impairment loss is charged against the same income statement line on which the initial impairment was recorded.
Computer software is amortised on a straight-line basis to estimated residual value over its expected useful life. Residual values and useful lives are reviewed each year. Subject to these reviews, the estimated useful lives are up to eight years.
Critical accounting estimates and judgements
Assessment of the recoverable amount of an intangible asset and the useful economic life of an asset are based on management's estimates.
Impairment reviews are carried out to ensure that intangible assets, including brands, are not carried at above their recoverable amounts. Value in use and fair value less costs of disposal are both considered for these reviews and any impairment charge is based on these. The tests are dependent on management’s estimates in respect of the forecasting of future cash flows, the discount rates applicable to the future cash flows and what expected growth rates are reasonable. Judgement is required in determining the cash-
generating units. Such estimates and judgements are subject to change as a result of changing economic conditions and actual cash flows may differ from forecasts.
Consideration of climate risk impact
The impact of climate risk on the future cash flows has also been considered for scenarios analysed in line with the climate change risk assessment. The climate change scenario analyses performed in 2024 – conducted in line with TCFD recommendations (‘Transition
Scenario’ (RCP 2.6), a ‘Moderate Warming’ Scenario (RCP 4.5) and a ‘Severe Warming Scenario (RCP 8.5)) – identified no material financial impact to the current year impairment assessments.

	Brands $ million	Goodwill $ million	Other intangibles $ million	Computer software $ million	Total $ million
Cost
At 30 June 2022 (re-presented)	10,815	3,640	2,021	893	17,369
Hyperinflation adjustment	102	75	—	—	177
Exchange differences	(144)	(168)	4	23	(285)
Additions	402	109	15	187	713
Disposals	—	—	—	(31)	(31)
Reclassification from/(to) asset held for sale	517	(35)	—	—	482
At 30 June 2023 (re-presented)	11,692	3,621	2,040	1,072	18,425
Hyperinflation adjustment	207	157	—	1	365
Exchange differences	(146)	(96)	(30)	22	(250)
Additions	—	—	17	150	167
Disposals	(647)	—	(16)	(20)	(683)
At 30 June 2024	11,106	3,682	2,011	1,225	18,024
Amortisation and impairment
At 30 June 2022 (re-presented)	1,261	872	105	730	2,968
Exchange differences	(15)	(42)	3	11	(43)
Amortisation for the year	—	—	20	48	68
Impairment	613	—	—	—	613
Disposals	—	—	—	(29)	(29)
Reclassification from/(to) asset held for sale	358	(16)	—	—	342
At 30 June 2023 (re-presented)	2,217	814	128	760	3,919
Exchange differences	(22)	(13)	(29)	24	(40)
Amortisation for the year	—	—	19	58	77
Impairment	128	21	—	—	149
Reversal of impairment	(379)	—	—	—	(379)
Disposals	(480)	—	(16)	(20)	(516)
At 30 June 2024	1,464	822	102	822	3,210
Carrying amount
At 30 June 2024	9,642	2,860	1,909	403	14,814
At 30 June 2023 (re-presented)	9,475	2,807	1,912	312	14,506
At 30 June 2022 (re-presented)	9,554	2,768	1,916	163	14,401
(a) Brands
The principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2024 $ million	2023 re-presented $ million
Crown Royal whisky	United States	1,464	1,464
Captain Morgan rum	Global	1,201	1,201
Smirnoff vodka	Global	824	824
Johnnie Walker whisky	Global	790	787
Shui Jing Fang Chinese white spirit	Greater China	689	310
Casamigos tequila	United States	604	604
Yenì raki	Türkiye	426	313
McDowell's No.1 whisky, rum and brandy	India	382	386
Don Papa rum	Europe	353	355
Don Julio tequila	United States	277	296
Aviation American Gin	United States	264	264
Seagram's 7 Crown whiskey	United States	223	223
Signature whisky	India	219	222
Zacapa rum	Global	191	191
Black Dog whisky	India	186	188
Antiquity whisky	India	182	184
Gordon's gin	Europe	150	150
Bell's whisky	Europe	128	128
Other brands		1,089	1,385
		9,642	9,475
The brands are protected by trademarks which are renewable indefinitely in all of the major markets where they are sold. There are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of these brands. The nature of the premium drinks industry is that obsolescence is not a common issue, with indefinite brand lives being commonplace, and Diageo has a number of brands that were originally created more than 100 years ago. Accordingly, the Directors believe that it is appropriate that the brands are treated as having indefinite lives for accounting purposes and are therefore not amortised.
(b) Goodwill
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2024 $ million	2023 re-presented $ million
North America	968	968
Europe
Türkiye	370	271
Asia Pacific
Greater China	158	157
India	838	848
Latin America and Caribbean – Mexico	189	203
Other cash-generating units	337	360
	2,860	2,807
Goodwill has arisen on the acquisition of businesses and includes synergies arising from cost savings, the opportunity to utilise
Diageo’s distribution network to leverage marketing of the acquired products and the extension of the group’s portfolio of brands in new markets around the world.
(c) Other intangibles
Other intangibles principally comprise distribution rights. Diageo owns the global distribution rights for Ketel One vodka products in perpetuity, and the Directors believe that it is appropriate to treat these rights as having an indefinite life for accounting purposes. The net book value at 30 June 2024 was $1,800 million (2023 – $1,800 million).
(d) Impairment testing
Impairment tests are performed annually, or more frequently if events or circumstances indicate that the carrying amount may not be recoverable. Recoverable amounts are calculated based on the value in use approach, also considering fair value less costs of disposal.
The value in use calculations are based on discounted forecast cash flows using the assumption that cash flows continue in perpetuity at the terminal growth rate of each country or region. The individual brands, other intangibles with indefinite useful lives and the associated property, plant and equipment are aggregated as separate cash-generating units. Separate tests are carried out for each cash-
generating unit and for each of the markets. Goodwill is attributed to each of the markets.
The key assumptions used for the value in use calculations are as follows:
Cash flows
Cash flows are forecasted for each cash-generating unit for the financial years based on management's approved plans and reflect the following assumptions:
–Cash flows are projected based on the actual operating results and a three-year strategic plan approved by management. Cash flows are extrapolated up to five years using expected growth rates in line with management’s best estimates. Growth rates reflect expectations of sales growth, operating costs and margin, based on past experience and external sources of information;
–The five-year forecast period is extended by up to an additional ten years at acquisition date for some intangible assets and goodwill when management believes that this period is justified by the maturity of the market and expects to achieve growth in excess of the terminal growth rate driven by Diageo’s sales, marketing and distribution expertise. These cash flows beyond the five-year period are projected using steady or progressively declining growth rates;
–Cash flows for the subsequent years after the forecast period are extrapolated based on a terminal growth rate which does not exceed the long-term annual inflation rate of the country or region.
Discount rates
The discount rates used are the weighted average cost of capital which reflect the returns on government bonds and an equity risk premium adjusted for the drinks industry specific to the cash-generating units. The group applies post-tax discount rates to post-tax cash flows as the valuation calculated using this method closely approximates to applying pre-tax discount rates to pre-tax cash flows.
For goodwill, these assumptions are based on the cash-generating unit or group of units to which the goodwill is attributed. For brands, they are based on a weighted average taking into account the country or countries where sales are made.
The pre-tax discount rates and terminal growth rates used for impairment testing are as follows:

	2024		2023
	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %
North America – United States	9	2	9	2
Europe
United Kingdom	9	2	9	2
Türkiye	27	14	28	16
Asia Pacific
India	12	3	14	4
Greater China	10	2	11	2
Latin America and Caribbean
Mexico	13	3	13	3
In the year ended 30 June 2024, a reversal of an impairment charge of $379 million was recognised in exceptional operating items in respect of the Shui Jing Fang brand. The reversal increased the deferred tax liability by $95 million resulting in a net exceptional gain of $284 million of which $104 million was attributable to the non-controlling interest. The reversal is driven by a decrease in the pre-tax discount rate and an increase in the forecast cash flow assumptions for the brand primarily due to the continuation and acceleration of premiumisation driving sales growth in the baijiu category in China, the principal market of the brand. The net book value of the brand is $689 million that is recoverable based on its value in use.
In the year ended 30 June 2024, an impairment charge of $101 million in respect of the Chase brand, the related goodwill and tangible fixed assets was charged to operating exceptional items. The charge is mainly driven by the flavoured gin category slowdown in Great Britain. Value in use and fair value less costs of disposal methodologies were both considered to assess the recoverable amount. The impairment reduced the tax liability by $19 million resulting in a net exceptional loss of $82 million.
In the year ended 30 June 2024, an impairment charge of $54 million in respect of certain brands in the US ready to drink portfolio was recognised in exceptional operating items. The charge is mainly driven by the reduction in forecast cash flow assumptions due to the reprioritisation of the portfolio and the more challenging macroeconomic environment. Value in use and fair value less costs of disposal methodologies were both considered to assess the recoverable amount. The value in use that was calculated exceeded the fair value less costs of disposal. The brand impairment reduced the deferred tax liability by $13 million. The recoverable amount is
$49 million in respect of these US brands.
In the year ended 30 June 2023, an impairment charge of $517 million in respect of the McDowell's brand and $29 million in respect of the Director’s Special brand were recognised in exceptional operating items, based on their value in use. The brand impairment reduced the deferred tax liability by $137 million.
In the year ended 30 June 2023, an additional impairment charge of $67 million was recognised in exceptional operating items in respect of some brands where book value was not recoverable. The brand impairment reduced the deferred tax liability by $17 million.
(e) Sensitivity to change in key assumptions
Impairment testing for the year ended 30 June 2024 has identified the following cash-generating units as being sensitive to reasonably possible changes in assumptions.
The table below shows the headroom at 30 June 2024 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

	Carrying value of CGU $ million	Headroom $ million	8pps decrease in annual growth rate in forecast period 2025-2030 $ million
Aviation American Gin	268	69	(108)
.